ProFund VP Nasdaq-100 Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.02%	15.30%	19.70%
Nasdaq Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.14%	13.35%	17.66%
None
Prospectus [Line Items]
Average Annual Return, Percent			18.62%	12.94%	17.28%
Performance Inception Date		Jan. 22, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.